18. SHARE CAPITAL: Schedule of Determination of Fair value of the common share purchase warrants (Details) - Fair value of the common share purchase warrants	Sep. 24, 2020 $ / shares
Risk-free rate	0.23%
Exercise price	$ 1.00
Share Price	$ 0.58
Volatility	101.00%